NOTE PAYABLE (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total Debt		$ 4,615,547	$ 1,197,680
Less short-term portion	2,829,469	4,615,547
Long-term portion	88,126
Unsecured Promissory Note One [Member] | Officers [Member]
Total Debt
Unsecured Promissory Note Two [Member] | Director One [Member]
Total Debt
Unsecured Promissory Demand Note [Member]
Total Debt	5,000	5,000	150,000
Promissory Demand Note [Member]
Total Debt	150,000	150,000	109,306
Unsecured Promissory Demand Note One [Member]
Total Debt	109,306	109,306	3,474
Original issue discount senior secured convertible promissory note [Member]
Total Debt	38,377	248,902
Original issue discount senior secured convertible promissory note One [Member]
Total Debt	337,719	482,456
Original issue discount senior secured convertible promissory note Two [Member]
Total Debt		146,197
Original issue discount senior secured convertible promissory note Three [Member]
Total Debt		578,947
Original issue discount senior secured convertible promissory note Four [Member]
Total Debt	2,189,067	2,894,739
Convertible promissory note [Member]
Total Debt	88,126
Senior Secured Promissory Note [Member]
Total Debt			5,000
Unsecured Promissory Demand Note Two [Member]
Total Debt			250,000
Senior Secured Promissory Note Two [Member]
Total Debt			54,900
Senior Secured Promissory Note One [Member]
Total Debt
Senior Secured Promissory Note Three [Member]
Total Debt
Senior Secured Promissory Note Four [Member]
Total Debt
Senior Secured Promissory Note Five [Member]
Total Debt